January 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock FundsSM
• BlackRock Advantage Emerging Markets Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
January 31, 2026
BlackRock Advantage Emerging Markets Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 0.5%
Anglogold Ashanti PLC	3,082	$ 277,835
Brazil — 1.7%
Anima Holding SA	20,584	20,456
B3 SA - Brasil Bolsa Balcao	3,713	11,394
Cogna Educacao SA	29,447	25,459
Itau Unibanco Holding SA, ADR	18,922	162,540
Lojas Renner SA	72,704	206,255
NU Holdings Ltd., Class A(a)	21,430	380,383
Raia Drogasil SA	10,684	49,738
Vale SA	5,516	88,378
XP, Inc., Class A	3,095	60,383
YDUQS Participacoes SA	12,575	35,053
		1,040,039
Chile — 0.5%
Banco de Chile	948,898	209,146
Banco de Chile, ADR	1,639	71,509
		280,655
China — 24.8%
Agricultural Bank of China Ltd., Class H	303,000	211,832
Alibaba Group Holding Ltd.	82,120	1,746,986
Bank of China Ltd., Class H	520,000	310,535
Bank of Jiangsu Co. Ltd., Class A	13,200	19,211
Baoshan Iron & Steel Co. Ltd., Class A	260,000	271,639
Bilibili, Inc., Class Z(a)	1,280	43,853
BOE Technology Group Co. Ltd., Class A	275,900	173,245
BYD Co. Ltd., Class H	13,600	169,549
China Construction Bank Corp., Class H	545,000	550,303
China East Education Holdings Ltd.(b)	39,000	28,494
China Hongqiao Group Ltd.	14,000	64,031
China Life Insurance Co. Ltd., Class A	2,600	18,553
China Life Insurance Co. Ltd., Class H	64,000	284,815
China Merchants Bank Co. Ltd., Class A	35,300	196,003
China Merchants Bank Co. Ltd., Class H	2,500	15,274
Chow Tai Fook Jewellery Group Ltd.	12,800	23,525
Citic Pacific Special Steel Group Co. Ltd., Class A	8,900	20,960
CMOC Group Ltd., Class H	27,000	75,885
Contemporary Amperex Technology Co. Ltd., Class A	5,100	256,886
Contemporary Amperex Technology Co. Ltd., Class H	3,400	212,152
Country Garden Services Holdings Co. Ltd.	46,000	38,036
Flat Glass Group Co. Ltd., Class H(a)	10,000	13,975
Fosun International Ltd.	45,000	23,941
Fuyao Glass Industry Group Co. Ltd., Class A	11,600	102,858
Geely Automobile Holdings Ltd.	70,000	144,095
Great Wall Motor Co. Ltd., Class H	43,000	72,932
Huayu Automotive Systems Co. Ltd., Class A	28,200	77,911
Industrial & Commercial Bank of China Ltd., Class H	440,000	364,978
Industrial Bank Co. Ltd., Class A	29,900	80,328
InnoCare Pharma Ltd., Class H(a)(b)	47,000	70,513
Innovent Biologics, Inc.(a)(b)	16,000	166,081
JD.com, Inc., Class A	12,810	182,679
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	43,600	364,042
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class H(a)	2,600	22,792
Keymed Biosciences, Inc.(a)(b)	7,500	53,355
Kuaishou Technology(b)	10,900	111,366
Kunlun Energy Co. Ltd.	18,000	18,442
Lenovo Group Ltd.	108,000	121,685
Li Auto, Inc., Class A(a)	1,900	15,878
Meituan, Class B(a)(b)	13,680	169,119
Midea Group Co. Ltd., Class A	31,000	345,628
Security	Shares	Value
China (continued)
Minth Group Ltd.	20,000	$ 94,159
NetEase, Inc.	8,170	211,849
New Oriental Education & Technology Group, Inc.	9,200	56,094
Nongfu Spring Co. Ltd., Class H(b)	9,800	60,097
PDD Holdings, Inc., ADR(a)	2,835	286,477
PetroChina Co. Ltd., Class H	249,700	296,633
PICC Property & Casualty Co. Ltd., Class H	58,000	120,071
Ping An Insurance Group Co. of China Ltd., Class A	28,400	272,134
Ping An Insurance Group Co. of China Ltd., Class H	68,000	630,724
Q Technology Group Co. Ltd.	52,000	62,027
RiseSun Real Estate Development Co. Ltd., Class A(a)	1	—
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	33,200	21,257
Shanghai Chicmax Cosmetic Co. Ltd., Class H	5,300	45,918
Shanghai Junshi Biosciences Co. Ltd., Class H(a)(b)	5,400	14,772
Simcere Pharmaceutical Group Ltd.(b)	89,000	133,249
Sino Biopharmaceutical Ltd.	189,000	160,368
SooChow Securities Co. Ltd., Class A	8,300	11,415
Sungrow Power Supply Co. Ltd., Class A	1,500	32,530
Sunny Optical Technology Group Co. Ltd.	2,100	16,828
Sunshine Insurance Group Co. Ltd., Class H	77,000	41,846
TAL Education Group, ADR(a)	6,406	81,356
TCL Electronics Holdings Ltd.	29,000	44,582
Tencent Holdings Ltd.	39,700	3,051,413
Tencent Music Entertainment Group, ADR	6,725	112,846
Tingyi Cayman Islands Holding Corp.	22,000	33,344
TravelSky Technology Ltd., Class H	9,000	12,240
Trip.com Group Ltd.	4,150	254,709
Uni-President China Holdings Ltd.	156,000	158,173
Vipshop Holdings Ltd., ADR	7,990	136,709
Weichai Power Co. Ltd., Class A	32,100	109,455
WuXi AppTec Co. Ltd., Class A	2,000	27,363
Xiaomi Corp., Class B(a)(b)	61,000	276,121
Xtep International Holdings Ltd.	203,500	133,751
Yuexiu Property Co. Ltd.	27,000	15,730
ZCZL Industrial Technology Group Co. Ltd., Class H	48,400	136,383
Zijin Mining Group Co. Ltd., Class A	10,400	58,095
Zijin Mining Group Co. Ltd., Class H	80,000	417,122
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	51,100	64,385
		14,946,590
Greece — 0.2%
Okeanis Eco Tankers Corp.(b)	162	6,559
OPAP SA	3,755	75,667
Star Bulk Carriers Corp.	1,487	34,127
		116,353
Hungary — 0.5%
OTP Bank Nyrt	2,530	318,355
India — 11.6%
Adani Ports & Special Economic Zone Ltd.	1,641	25,363
Apollo Tyres Ltd.	16,121	86,341
Asian Paints Ltd.	1,986	52,443
Avanti Feeds Ltd.	980	8,505
Axis Bank Ltd.	10,532	157,130
Bajaj Auto Ltd.	329	34,360
Bajaj Finance Ltd.	6,178	62,505
Bharat Electronics Ltd.	10,478	51,190
Bharat Petroleum Corp. Ltd.	17,340	68,745
Bharti Airtel Ltd.	17,500	375,322
BrainBees Solutions Ltd.(a)	4,153	12,503
Britannia Industries Ltd.	321	20,451

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Advantage Emerging Markets Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Cemindia Projects Ltd.	1,438	$ 10,010
City Union Bank Ltd.	6,803	22,337
Cummins India Ltd.	1,104	49,406
Dalmia Bharat Ltd.	965	21,727
DLF Ltd.	5,913	40,942
Dr. Lal PathLabs Ltd.(b)	5,482	84,092
Eicher Motors Ltd.	78	6,045
Engineers India Ltd.	8,204	15,413
Escorts Kubota Ltd.	1,076	39,633
Firstsource Solutions Ltd.	766	2,665
Fortis Healthcare Ltd.	7,924	73,447
GE Vernova T&D India Ltd.	2,579	90,566
GMR Airports Ltd.(a)	24,631	25,163
HCL Technologies Ltd.	6,973	128,670
HDFC Asset Management Co. Ltd.(b)	1,231	33,705
HDFC Bank Ltd.	58,093	587,394
HDFC Bank Ltd., ADR	2,374	76,870
Hero MotoCorp Ltd.	1,074	64,689
Hindalco Industries Ltd.	6,209	64,631
Hindustan Aeronautics Ltd.	804	40,395
Hindustan Petroleum Corp. Ltd.	9,140	42,424
Hindustan Zinc Ltd.	22,928	155,525
Hitachi Energy India Ltd.	168	34,480
ICICI Bank Ltd.	27,538	405,982
ICICI Bank Ltd., ADR	1,736	50,847
Indian Oil Corp. Ltd.	41,184	73,140
Indraprastha Gas Ltd.	10,513	20,365
Infosys Ltd.	18,651	333,597
Infosys Ltd., ADR(c)	1,959	34,439
InterGlobe Aviation Ltd.(b)	476	23,788
ITC Ltd.	9,990	35,019
JK Cement Ltd.	111	6,674
KEC International Ltd.	3,495	25,422
Kotak Mahindra Bank Ltd.	18,920	83,967
L&T Finance Ltd.	17,297	53,927
Larsen & Toubro Ltd.	7,120	304,646
LIC Housing Finance Ltd.	6,144	35,199
Life Insurance Corp. of India	12,030	107,904
LTIMindtree Ltd.(b)	326	21,193
Lupin Ltd.	1,204	28,215
Mahindra & Mahindra Ltd.	5,382	200,962
Mangalore Refinery & Petrochemicals Ltd.(a)	11,678	22,435
Marico Ltd.	2,015	16,019
Maruti Suzuki India Ltd.	573	91,031
Max Financial Services Ltd.(a)	2,408	42,240
Motilal Oswal Financial Services Ltd.	2,136	17,526
Mphasis Ltd.	967	29,082
Multi Commodity Exchange of India Ltd.	865	23,826
Narayana Hrudayalaya Ltd.	1,348	25,940
Natco Pharma Ltd.	2,498	22,728
National Aluminium Co. Ltd.	33,620	140,090
Navin Fluorine International Ltd.	689	45,718
NTPC Ltd.	22,656	87,782
Oil & Natural Gas Corp. Ltd.	24,805	72,719
One 97 Communications Ltd.(a)	3,055	37,837
Petronet LNG Ltd.	7,762	24,480
Polycab India Ltd.	374	28,589
Power Grid Corp. of India Ltd.	6,684	18,659
Radico Khaitan Ltd.	1,789	55,020
Reliance Industries Ltd.	31,062	471,985
Shree Cement Ltd.	44	12,926
Shriram Finance Ltd.	3,259	36,177
Security	Shares	Value
India (continued)
State Bank of India	19,645	$ 230,252
Steel Authority of India Ltd.	66,088	108,217
Strides Pharma Science Ltd.	1,615	15,433
Sun Pharmaceutical Industries Ltd.	3,594	62,369
Tata Consultancy Services Ltd.	5,726	194,730
Tata Elxsi Ltd.	697	40,355
Tata Motors Ltd.(a)	5,321	26,522
Tata Motors Passenger Vehicles Ltd.	18,646	71,058
Tata Steel Ltd.	6,175	12,889
Tech Mahindra Ltd.	2,522	47,852
Time Technoplast Ltd.	6,519	12,776
Titan Co. Ltd.	726	31,414
TVS Motor Co. Ltd.	1,740	69,651
Vedanta Ltd.	26,249	194,132
Wipro Ltd.	16,764	43,254
Yes Bank Ltd.(a)	59,911	13,962
		7,008,048
Indonesia — 1.0%
Aneka Tambang Tbk	334,700	82,398
Bank Central Asia Tbk PT	631,800	279,160
Bank Mandiri Persero Tbk. PT	185,100	53,262
Bank Rakyat Indonesia Persero Tbk. PT	546,600	124,080
Japfa Comfeed Indonesia Tbk PT	180,900	29,891
Unilever Indonesia Tbk. PT	178,800	20,506
Vale Indonesia Tbk. PT	102,800	39,635
		628,932
Kuwait — 0.4%
Kuwait Finance House KSCP	95,641	251,638
Malaysia — 1.6%
99 Speed Mart Retail Holdings Bhd.	96,300	97,703
Malayan Banking Bhd.	178,300	533,630
Sime Darby Bhd.	276,200	151,270
Sunway Construction Group Bhd.	85,500	128,398
Westports Holdings Bhd.	16,700	25,893
		936,894
Mexico — 1.5%
Banco del Bajio SA(b)	6,973	20,485
Gentera SAB de CV	57,353	159,988
Grupo Financiero Banorte SAB de CV, Class O	21,153	239,139
Grupo Mexico SAB de CV, Class B	21,549	239,276
Industrias Penoles SAB de CV(a)	2,255	130,686
Southern Copper Corp.	475	90,402
		879,976
Monaco — 0.4%
Costamare, Inc.	12,813	215,002
Philippines — 0.3%
International Container Terminal Services, Inc.	15,510	169,880
Poland — 1.2%
Pepco Group NV	3,167	25,880
Powszechna Kasa Oszczednosci Bank Polski SA	8,316	216,307
Powszechny Zaklad Ubezpieczen SA	22,825	449,112
		691,299
Qatar — 0.8%
Ooredoo QPSC	84,764	330,269
Qatar National Bank QPSC	31,407	170,956
		501,225
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Advantage Emerging Markets Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Russia — 0.0%
Alrosa PJSC(a)(d)	1,407,496	$ 185
Saudi Arabia — 2.6%
Al Rajhi Bank	15,551	444,079
Etihad Etisalat Co.	1,500	28,227
Mobile Telecommunications Co. Saudi Arabia	50,219	148,168
Riyad Bank	5,779	43,369
Saudi Arabian Mining Co.(a)	4,301	87,387
Saudi Arabian Oil Co.(b)	13,611	93,565
Saudi Aramco Base Oil Co.	2,573	71,725
Saudi Awwal Bank	3,433	32,620
Saudi Basic Industries Corp.	5,291	80,197
Saudi Electricity Co.	10,887	41,795
Saudi National Bank	43,544	520,805
		1,591,937
South Africa — 2.9%
AVI Ltd.	23,966	159,489
Caledonia Mining Corp. PLC	1,343	36,852
Capitec Bank Holdings Ltd.	1,148	308,231
FirstRand Ltd.	67,980	387,748
Gold Fields Ltd.	4,538	224,425
Gold Fields Ltd., ADR	1,187	59,492
Kumba Iron Ore Ltd.	6,269	139,710
MTN Group Ltd.	7,587	84,250
Naspers Ltd., N Shares	1,140	69,797
Sasol Ltd.(a)	2,886	20,384
Standard Bank Group Ltd.	5,008	92,037
Tiger Brands Ltd.	5,298	110,147
Woolworths Holdings Ltd./South Africa	17,356	58,191
		1,750,753
South Korea — 15.5%
BNK Financial Group, Inc.	2,415	27,828
Celltrion, Inc.	266	38,713
CJ CheilJedang Corp.	584	86,366
CJ ENM Co. Ltd.(a)	1,244	64,446
Coupang, Inc., Class A(a)	14,010	282,442
DB HiTek Co. Ltd.	195	14,227
Dongsung Finetec Co. Ltd.	3,180	62,291
Doosan Enerbility Co. Ltd.(a)	1,157	72,227
E-MART, Inc.	1,465	92,469
Eo Technics Co. Ltd.	194	50,046
Green Cross Corp./South Korea	143	16,333
GS Engineering & Construction Corp.	3,293	42,750
GS Holdings Corp.	2,926	139,368
Hana Financial Group, Inc.	772	53,640
Hanmi Pharm Co. Ltd.	77	25,925
Hanwha Aerospace Co. Ltd.	36	32,406
Hanwha Corp.	455	36,125
Hanwha Ocean Co. Ltd.(a)	115	11,044
HD Hyundai Co. Ltd.	346	56,152
HD Hyundai Construction Equipment Co. Ltd.	946	71,213
HD Hyundai Electric Co. Ltd.	67	41,047
HD Hyundai Heavy Industries Co. Ltd.	255	101,498
HD Korea Shipbuilding and Offshore Engineering Co. Ltd.	455	130,327
HDC Hyundai Development Co-Engineering & Construction, Class E	2,002	28,566
HD-Hyundai Marine Engine(a)	236	14,455
Hugel, Inc.(a)	472	90,197
Hyundai Mobis Co. Ltd.	357	111,547
Hyundai Motor Co.	179	62,311
Hyundai Rotem Co. Ltd.	208	33,258
Security	Shares	Value
South Korea (continued)
Hyundai Steel Co.	12,188	$ 264,519
iM Financial Group Co. Ltd.	2,084	22,408
JB Financial Group Co. Ltd.	1,541	26,887
Kakao Corp.	1,257	53,428
KB Financial Group, Inc.	1,848	172,971
KB Financial Group, Inc., ADR	198	18,606
Kia Corp.	143	15,216
KIWOOM Securities Co. Ltd.	148	45,492
Korea Electric Power Corp.	1,267	51,102
LEENO Industrial, Inc.	655	47,689
LG Innotek Co. Ltd.	1,551	263,362
LS Corp.	345	54,405
NAVER Corp.	645	122,603
NCSoft Corp.	634	103,101
Samsung E&A Co. Ltd.	14,860	316,314
Samsung Electronics Co. Ltd.	29,078	3,212,384
Samsung Electronics Co. Ltd., GDR, Registered Shares	33	90,846
Samsung Heavy Industries Co. Ltd.(a)	2,878	58,657
Samsung Securities Co. Ltd.	6,508	408,495
Shinhan Financial Group Co. Ltd.	1,914	111,861
SK Hynix, Inc.	2,797	1,746,383
SK Square Co. Ltd.(a)	212	82,988
SNT Energy Co. Ltd.	494	14,370
ST Pharm Co. Ltd.	224	24,863
WONIK IPS Co. Ltd.	1,591	125,163
		9,343,330
Taiwan — 21.4%
Advanced Wireless Semiconductor Co.	14,000	49,485
AP Memory Technology Corp.	8,000	107,726
Arcadyan Technology Corp.	21,000	119,261
ASE Technology Holding Co. Ltd.	9,000	83,674
Asia Vital Components Co. Ltd.	1,000	45,432
ASPEED Technology, Inc.	1,000	279,656
Bizlink Holding, Inc.	1,039	42,195
Cathay Financial Holding Co. Ltd.	19,000	45,267
Chenbro Micom Co. Ltd.	2,000	57,074
Chroma ATE, Inc.	1,000	30,706
Chunghwa Telecom Co. Ltd.	20,000	84,809
Compeq Manufacturing Co. Ltd.	55,000	293,248
Delta Electronics, Inc.	16,000	610,597
Formosa Petrochemical Corp.	157,000	266,754
Global Unichip Corp.	1,000	82,047
Hon Hai Precision Industry Co. Ltd.	93,000	642,855
Innodisk Corp.	1,000	25,037
Kaori Heat Treatment Co. Ltd.	1,000	23,229
L&K Engineering Co. Ltd.	2,000	36,112
MediaTek, Inc.	6,000	332,823
Merry Electronics Co. Ltd.	17,000	53,538
Micro-Star International Co. Ltd.	9,000	25,677
Nanya Technology Corp.(a)	22,000	222,700
Phison Electronics Corp.	2,000	148,321
Powertech Technology, Inc.	1,000	7,919
Sunonwealth Electric Machine Industry Co. Ltd.	13,000	58,467
Synnex Technology International Corp.	102,000	211,374
Taiwan Semiconductor Manufacturing Co. Ltd.	128,000	7,077,876
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,277	422,125
Taiwan Union Technology Corp.	3,000	47,450
Tripod Technology Corp.	46,000	542,124
United Integrated Services Co. Ltd.	7,000	199,613
Voltronic Power Technology Corp.	5,000	134,300
Winbond Electronics Corp.(a)	51,000	201,671

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Advantage Emerging Markets Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Wisdom Marine Lines Co. Ltd.	30,000	$ 67,142
WPG Holdings Ltd.	21,000	42,710
Yuanta Financial Holding Co. Ltd.	115,000	156,657
		12,877,651
Thailand — 1.2%
Advanced Info Service PCL, NVDR	17,100	189,646
Airports of Thailand PCL, NVDR	28,300	45,178
Delta Electronics Thailand PCL, NVDR	27,100	175,342
Gulf Development PCL, NVDR(a)	49,000	72,888
Krungthai Card PCL, NVDR	46,400	42,194
Osotspa PCL, NVDR	53,900	30,127
PTT Oil & Retail Business PCL, NVDR	207,600	89,409
SCB X PCL, NVDR	4,800	20,663
Thai Oil PCL, NVDR	32,400	44,066
		709,513
Turkey — 0.4%
Migros Ticaret A/S, Class A	2,656	38,902
Turk Telekomunikasyon A/S(a)	145,811	222,122
		261,024
United Arab Emirates — 1.2%
Abu Dhabi Commercial Bank PJSC	33,623	139,465
Abu Dhabi Islamic Bank PJSC	8,339	55,305
Abu Dhabi National Oil Co. for Distribution PJSC	22,822	25,478
Emaar Development PJSC	11,269	52,778
Emaar Properties PJSC	77,038	315,139
First Abu Dhabi Bank PJSC	30,333	153,627
		741,792
United States — 0.2%
BeOne Medicines Ltd., Class H(a)	4,400	116,041
Total Common Stocks — 92.4% (Cost: $40,267,622)		55,654,947
Preferred Securities
Preferred Stocks — 1.5%
Brazil — 1.5%
Banco Bradesco SA	34,886	141,261
Security	Shares	Value
Brazil (continued)
Itau Unibanco Holding SA	47,706	$ 412,450
Petroleo Brasileiro SA - Petrobras	43,432	311,623
		865,334
Total Preferred Securities — 1.5% (Cost: $631,016)		865,334
Total Long-Term Investments — 93.9% (Cost: $40,898,638)		56,520,281
Short-Term Securities
Money Market Funds — 5.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(e)(f)(g)	24,158	24,170
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.57%(e)(f)	3,489,313	3,489,313
Total Short-Term Securities — 5.8% (Cost: $3,513,483)		3,513,483
Total Investments — 99.7% (Cost: $44,412,121)		60,033,764
Other Assets Less Liabilities — 0.3%		197,186
Net Assets — 100.0%		$ 60,230,950

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 229,216	$ —	$ (205,047)(a)	$ 20	$ (19)	$ 24,170	24,158	$ 3,761 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	134,352,787	—	(130,863,474)(a)	—	—	3,489,313	3,489,313	94,957	—
				$ 20	$ (19)	$ 3,513,483		$ 98,718	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Advantage Emerging Markets Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	45	03/20/26	$ 3,422	$ 220,921
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ —	$ 277,835	$ —	$ 277,835
Brazil	1,040,039	—	—	1,040,039
Chile	280,655	—	—	280,655
China	789,859	14,156,731	—	14,946,590
Greece	116,353	—	—	116,353
Hungary	—	318,355	—	318,355
India	341,935	6,666,113	—	7,008,048
Indonesia	20,506	608,426	—	628,932
Kuwait	251,638	—	—	251,638
Malaysia	—	936,894	—	936,894
Mexico	879,976	—	—	879,976
Monaco	215,002	—	—	215,002
Philippines	—	169,880	—	169,880
Poland	—	691,299	—	691,299
Qatar	330,269	170,956	—	501,225
Russia	—	—	185	185
Saudi Arabia	601,002	990,935	—	1,591,937
South Africa	453,734	1,297,019	—	1,750,753
South Korea	301,048	9,042,282	—	9,343,330
Taiwan	422,125	12,455,526	—	12,877,651
Thailand	—	709,513	—	709,513
Turkey	—	261,024	—	261,024
United Arab Emirates	231,883	509,909	—	741,792
United States	—	116,041	—	116,041

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Advantage Emerging Markets Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Preferred Securities
Preferred Stocks	$ 865,334	$ —	$ —	$ 865,334
Short-Term Securities
Money Market Funds	3,513,483	—	—	3,513,483
	$ 10,654,841	$ 49,378,738	$ 185	$ 60,033,764
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 220,921	$ —	$ —	$ 220,921

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
SAB	Special Assessment Bonds
ST	Special Tax
Schedule of Investments